LEASES	9 Months Ended
Sep. 30, 2024
Leases
LEASES

NOTE 13 – LEASES

The following was included in our balance sheet as of September 30, 2024 and December 31, 2023:

Operating leases	September 30, 2024	December 31, 2023
Assets
ROU operating lease assets	$461,618	$496,685

Liabilities
Current portion of operating lease	80,400	80,400
Operating lease, net of current portion	459,709	496,335
Total operating lease liabilities	$540,109	$576,735

The weighted average remaining lease term and weighted average discount rate at September 30, 2024 and December 31, 2023 were as follows:

Operating leases	September 30, 2024	December 31, 2023
Weighted average remaining lease term (years)	7.50	7.75
Weighted average discount rate	6.00%	6.00%

Operating Leases

On January 12, 2021, the Company’s newly acquired subsidiary entered into an operating lease agreement to rent office space in Mumbai, India. This three-year agreement commenced January 12, 2021 with an annual rent of approximately $50,000.

On May 27, 2021, the Company’s newly acquired subsidiary entered into an operating lease agreement to rent office space in Warwick, United Kingdom. This ten-year agreement commenced May 27, 2021 with an annual rent of approximately $85,000 with the first six months rent free.

On August 31, 2021, the Company’s newly acquired subsidiary entered into an operating lease agreement to rent office space in Tempe, Arizona. This five-year agreement commenced August 31, 2021 with an annual rent of approximately $192,000.

On October 20, 2021, the Company’s newly acquired subsidiary entered into an operating lease agreement to rent office space in Warwick, United Kingdom. This ten-year agreement commenced October 20, 2021 with an annual rent of approximately $200,000 with the first six months rent free.

On March 9, 2022, the Company entered into an operating lease agreement to rent office space in Houston, Texas. This ten-year agreement commenced March 9. 2022 with an annual rent of approximately $81,000 with the first twelve months rent free.

On June 28, 2023, the Company recognized a gain on deconsolidation of $1,642,146 related to Optilan (UK) and its subsidiaries leases.